Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2021	December 31, 2020
Cash and cash equivalents	41,496	21,011
Restricted cash	1,180	50
Restricted cash, non-current	2,950	990
Total	45,626	22,051